OTHER LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Deferred revenues on prepaid credit	$ 45,805	$ 28,632
Deferred revenues on connection fees and international capacity leases	16,259	5,874
Debt for acquisition of subsidiaries	787	846
Related parties		3,961
Funds to be paid to customers	20,453	11,495
Other	1,861	2,336
Other current liabilities	85,165	53,144
Non-current
Deferred revenues on connection fees and international capacity leases	31,550	4,435
Pension benefits	21,104	11,267	$ 6,442
Related parties		3,625
Debt for acquisition of subsidiaries		791
Other	329	44
Other non-current liabilities	52,983	20,162
Total Other liabilities	$ 138,148	$ 73,306